Finance income and costs	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income and costs
Finance income and costs

8.  Finance income and costs

		Three months ended March 31
US$ thousand	Notes	2023	2022
Finance income
Interest income from banks and other third parties		$4	$—
Total		$4	$—

Finance costs
Interest expense on debts and borrowings		(1)	—
Interest expense on loans from related parties		—	(4)
Interest expense on lease liabilities		(11)	(21)
Total interest expense		(12)	(25)
Accretion expense on rehabilitation provision	16	(141)	(144)
Total		$(153)	$(169)
Finance costs – net		$(149)	$(169)

8.	Finance income and costs

US$ thousand	Notes	2022	2021
Finance income
Interest income from banks and other third parties		6	3
Total		6	3
Finance costs
Interest expense on debts and borrowings		(12)	(3)
Interest expense on lease liabilities		(67)	(62)
Total interest expense		(79)	(65)
Accretion expense on rehabilitation provision	16	(851)	(465)
Total		(930)	(530)
Finance costs – net		(924)	(527)

8.	Finance income and costs

US$thousand	Notes	2021	2020
Finance income
Interest income from banks and other third parties		3	9
Total		3	9
Finance costs
Interest expense on debts and borrowings		(3)	—
Interest expense on lease liabilities		(62)	(316)
Total interest expense		(65)	(316)
Accretion expense on rehabilitation provision	16	(465)	(477)
Total		(530)	(793)
Finance costs – net		(527)	(784)